Pension Plans (Summary of Projected Benefit Obligations and Fair Value of Plan Assets for Pension Plans) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Japan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 13,811	¥ 15,104
Fair value of plan assets	0	0
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	8,484	123,155
Fair value of plan assets	¥ 6,834	¥ 114,412